Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2017
Registrant Name	LORD ABBETT MUNICIPAL INCOME FUND INC
Central Index Key	0000737800
Amendment Flag	false
Document Creation Date	Jan. 26, 2018
Document Effective Date	Feb. 01, 2018
Prospectus Date	Feb. 01, 2018